Notes Related to the Consolidated Statements of Financial Position - Schedule of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Raw materials	€ 358	€ 1,396	€ 176
Total inventory	€ 358	€ 1,396	€ 176